Investments in RMBS, Assets by Maturity (Details) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2020 USD ($) Security	Dec. 31, 2019 USD ($) Security
RMBS, Assets by Maturity [Abstract]
Carrying value		$ 1,548,144	$ 2,508,360
RMBS [Member]
RMBS, Assets by Maturity [Abstract]
Original face value		1,703,673	2,880,949
Book value		1,498,458	2,466,828
Gross unrealized gains		50,014	42,468
Gross unrealized losses		(328)	(936)
Carrying value	[1]	$ 1,548,144	$ 2,508,360
Number of securities | Security		176	327
Weighted average coupon		3.46%	3.85%
Weighted average yield	[2]	3.33%	3.72%
Weighted average maturity	[3]	27 years	26 years
RMBS [Member] | 1-5 Years [Member]
RMBS, Assets by Maturity [Abstract]
Original face value		$ 3,500	$ 1,500
Book value		1,674	895
Gross unrealized gains		34	64
Gross unrealized losses		0	0
Carrying value	[1]	$ 1,708	$ 959
Number of securities | Security		2	1
Weighted average rating		The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by UPB, are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.	The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by UPB, are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.
Weighted average coupon		4.43%	6.34%
Weighted average yield	[2]	4.73%	6.34%
Weighted average maturity	[3]	4 years	4 years
RMBS [Member] | 5-10 Years [Member]
RMBS, Assets by Maturity [Abstract]
Original face value		$ 5,500	$ 64,579
Book value		3,638	61,935
Gross unrealized gains		105	4,153
Gross unrealized losses		0	0
Carrying value	[1]	$ 3,743	$ 66,088
Number of securities | Security		2	13
Weighted average rating		The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by UPB, are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.	The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by UPB, are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.
Weighted average coupon		4.58%	5.85%
Weighted average yield	[2]	4.88%	5.81%
Weighted average maturity	[3]	8 years	9 years
RMBS [Member] | Over 10 Years [Member]
RMBS, Assets by Maturity [Abstract]
Original face value		$ 1,694,673	$ 2,814,870
Book value		1,493,146	2,403,998
Gross unrealized gains		49,875	38,251
Gross unrealized losses		(328)	(936)
Carrying value	[1]	$ 1,542,693	$ 2,441,313
Number of securities | Security		172	313
Weighted average rating		The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by UPB, are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.	The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by UPB, are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.
Weighted average coupon		3.46%	3.80%
Weighted average yield	[2]	3.33%	3.66%
Weighted average maturity	[3]	28 years	27 years

[1]	See Note 9 regarding the estimation of fair value, which approximates carrying value for all securities.
[2]	The weighted average yield is based on the most recent gross monthly interest income, which is then annualized and divided by the book value of settled securities.
[3]	The weighted average maturity is based on the timing of expected principal reduction on the assets.